TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

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Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Asset Allocation – Moderate VP

Effective July 18, 2013, the third bullet point under “Principal Investment Strategies” and under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:

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The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.

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Transamerica ING Balanced Allocation VP

Transamerica ING Conservative Allocation VP

Transamerica ING Moderate Growth Allocation VP

Transamerica International Moderate Growth VP

Effective July 18, 2013, the second bullet point under “Principal Investment Strategies” and the third bullet point under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:

•

The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.

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Effective June 28, 2013, Ms. Erin E. King replaced Mr. Robert S. Lamont, Jr. as Vice President and Chief Compliance Officer of Transamerica Series Trust (“TST”). Mr. Bradley O. Ackerman no longer serves as Deputy Chief Compliance Officer of TST. The following information replaces and supersedes any contrary information under “Officers” in the “Management of the Trust” section of the Statement of Additional Information:

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Erin E. King (1976)	Vice President and Chief Compliance Officer	Since 2013	Vice President and Chief Compliance Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2013 – present); Vice President, Chief Compliance Officer and Chief Risk Officer, TAM

(2013 – present); Vice President, TFS (2013 – present); Managing Director and Chief Compliance Officer, Guggenheim Partners Investment Management, LLC (2007 – 2013); Regulatory Affairs Compliance Officer, Western Asset Management Company
(2004 – 2007); Compliance Officer, Citigroup Asset Management (2002 – 2004); and Compliance Examiner, National Association of Securities Dealers (now, FINRA) (1999 – 2002).
Bradley O. Ackerman (1966)	Anti-Money Laundering Officer	Since 2007

Anti-Money Laundering Officer, TPP, TPFG, TPFG II and TAAVF (2009 – present); Anti-Money Laundering Officer, Transamerica

Funds, TST and TIS
(2007 – present); Deputy Chief Compliance Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF
(2012 – 2013); Senior Compliance Officer, TAM (2007 – present); and Director, Institutional Services, Rydex Investments

(2002 – 2007).

* Elected and serves at the pleasure of the Board of the Trust.

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Investors Should Retain this Supplement for Future Reference

July 31, 2013